Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 26,753,109	¥ 28,092,871
Loans		87,930,018	87,087,233
Total assets		221,651,474	211,218,760	¥ 197,611,200
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,208,031	1,423,638
Trading account liabilities		10,877,538	12,416,785
Total		211,963,317	202,043,136
Maximum exposure to loss		816,000	521,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Total assets		3,346,000	2,376,000
Mizuho Financial Group Inc | Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		127,000	108,000
Investments		513,000	267,000
Loans		66,000	55,000
Total assets		706,000	430,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		53,000	47,000
Trading account liabilities		2,000	2,000
Total		55,000	49,000
Maximum exposure to loss	[1]	¥ 816,000	¥ 521,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.